JUNIOR SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2019
Junior Subordinated Notes [Abstract]
JUNIOR SUBORDINATED NOTES	JUNIOR SUBORDINATED NOTES

		2019		2018
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED[2]
US$1,000 notes issued 2007 at 6.35%[3]	2067	1,296	5.1%	1,364	5.6%
US$750 notes issued 2015 at 5.875%[4,5]	2075	972	6.0%	1,024	6.5%
US$1,200 notes issued 2016 at 6.125%[4,5]	2076	1,556	6.7%	1,637	7.2%
US$1,500 notes issued 2017 at 5.55%[4,5]	2077	1,944	5.7%	2,047	6.2%
$1,500 notes issued 2017 at 4.90%[4,5]	2077	1,500	5.4%	1,500	5.5%
US$1,100 notes issued 2019 at 5.75%[4,5]	2079	1,426	6.3%	—	—
		8,694		7,572
Unamortized debt discount and issue costs		(80)		(64)
		8,614		7,508

1	The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.

2	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

3	In May 2017, Junior subordinated notes of US$1 billion converted from a fixed rate of 6.35 per cent to a floating rate that is reset quarterly to the three-month LIBOR plus 2.21 per cent.

4
The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.

5	The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.
In September 2019, TransCanada Trust (the Trust) issued US$1.1 billion of Trust Notes – Series 2019-A to third party investors with a fixed interest rate of 5.50 per cent for the first 10 years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for US$1.1 billion of junior subordinated notes of TCPL at an initial fixed rate of 5.75 per cent, including a 0.25 per cent administration charge. The rate will reset commencing September 2029 until September 2049 to the then three-month LIBOR plus 4.404 per cent per annum; from September 2049 until September 2079, the interest rate will reset to the then three-month LIBOR plus 5.154 per cent per annum. Refer to Note 25, Risk management and financial instruments, for additional information regarding the expected impact to the Company with the cessation of the LIBOR at the end of 2021. The junior subordinated notes are callable at TCPL's option at any time on or after September 15, 2029 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In May 2017, the Trust issued $1.5 billion of Trust Notes – Series 2017-B to third-party investors with a fixed interest rate of 4.65 per cent for the first ten years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for $1.5 billion of junior subordinated notes of TCPL at an initial fixed rate of 4.90 per cent, including a 0.25 per cent administration charge. The rate will reset commencing May 2027 until May 2047 to the then three-month Bankers' Acceptance rate plus 3.33 per cent per annum; from May 2047 until May 2077, the interest rate will reset to the then three-month Bankers' Acceptance rate plus 4.08 per cent per annum. The junior subordinated notes are redeemable at TCPL's option at any time on or after May 18, 2027 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In March 2017, the Trust issued US$1.5 billion of Trust Notes – Series 2017-A to third party investors with a fixed interest rate of 5.30 per cent for the first ten years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for US$1.5 billion of junior subordinated notes of TCPL at an initial fixed rate of 5.55 per cent, including a 0.25 per cent administration charge. The rate will reset commencing March 2027 until March 2047 to the then three-month LIBOR plus 3.458 per cent per annum; from March 2047 until March 2077, the interest rate will reset to the then three-month LIBOR plus 4.208 per cent per annum. The junior subordinated notes are redeemable at TCPL's option at any time on or after March 15, 2027 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
Pursuant to the terms of the notes issued between the Trust and TCPL (the Trust Notes) and related agreements, in certain circumstances (1) TCPL may issue deferral preferred shares to holders of the Trust Notes in lieu of interest; and (2) TC Energy and TCPL would be prohibited from declaring or paying dividends on or redeeming their outstanding preferred shares (or, if none are outstanding, their respective common shares) until all deferral preferred shares are redeemed by TCPL. The Trust Notes may also be automatically exchanged for preferred shares of TCPL upon certain kinds of bankruptcy and insolvency events. All of these preferred shares would rank equally with any other outstanding first preferred shares of TCPL.